Consolidated Statement of Stockholders' Equity (USD $)	Common Stock USD ($)	Series AA Preferred Stock USD ($)	Series B Preferred Stock USD ($)	Preferred Stock	Additional Paid-in Capital USD ($)	Contributed Capital USD ($)	Accumulated Deficit during the Development Stage USD ($)	Total USD ($)
Beginning Balance, amount at Aug. 21, 2008
Shares issued to parent, shares	1,500							1,500
Shares issued to parent, value	$ 408							$ 408
Net loss for the period							(408)	(408)
Ending Balance, amount at Aug. 31, 2008	408						(408)
Ending Balance, shares at Aug. 31, 2008	1,500							1,500
Recapitalization in connection with reverse acquisition, shares	9,998,500							9,998,500
Recapitalization in connection with reverse acquisition, value	9,592				(9,592)
Common shares issued in reverse acquisition, shares	4,000,000							4,000,000
Common shares issued in reverse acquisition, value	4,000				(4,000)
Increases in contributed capital						485		485
Common stock issued for cash, shares	1,000,000							1,000,000
Common stock issued for cash, value	1,000				99,000			100,000
Restricted stock award issued to employee, shares	2,000,000							2,000,000
Restricted stock award issued to employee, value	2,000				(2,000)
Restricted stock award compensation expense					24,725			24,725
Common stock issued for services, shares	50,000							50,000
Common stock issued for services, value	50				199,950			200,000
Net loss for the period							(245,515)	(245,515)
Ending Balance, amount at Aug. 31, 2009	17,050				308,083	485	(245,923)	79,695
Ending Balance, shares at Aug. 31, 2009	17,050,000							17,050,000
Increases in contributed capital						14,619		14,619
Common stock issued for cash, shares	500,000							500,000
Common stock issued for cash, value	500				49,500			50,000
Restricted stock award compensation expense					175,275			175,275
Common stock issued as compensation, shares	3,040							3,040
Common stock issued as compensation, value	3				4,557			4,560
Net loss for the period							(544,891)	(544,891)
Ending Balance, amount at Aug. 31, 2010	17,553				537,415	15,041	(790,814)	(220,742)
Ending Balance, shares at Aug. 31, 2010	17,553,040							17,553,040
Increases in contributed capital						259,058		259,058
Common stock issued for cash, shares	2,217,600							2,217,600
Common stock issued for cash, value	2,217				215,383			217,600
Restricted stock award issued to employee, shares	50,000							50,000
Restricted stock award issued to employee, value	50				(50)
Restricted stock award compensation expense					10,000			10,000
Common stock issued for services, shares	74,383							74,383
Common stock issued for services, value	74				121,967			122,041
Common stock issued as compensation, shares	163,766							163,766
Common stock issued as compensation, value	164				303,235			303,399
Common stock issued for debt, shares	781,712							781,712
Common stock issued for debt, value	780				340,387			341,167
Discount on convertible debt recognized					88,998			88,998
Preferred stock issued for accrued compensation, shares		5,000						5,000
Preferred stock issued for accrued compensation, value		5			1,995			2,000
Net loss for the period							(951,783)	(951,783)
Ending Balance, amount at Aug. 31, 2011	20,838	5			1,619,330	274,162	(1,742,597)	171,738
Ending Balance, shares at Aug. 31, 2011	20,840,501	5,000						20,845,501
Common stock issued for services, shares	68,333							68,333
Common stock issued for services, value	68				22,515			22,583
Common stock issued for debt, shares	134,983							134,983
Common stock issued for debt, value	134				11,866			12,000
Discount on convertible debt recognized					7,634			7,634
Common stock issued for intangible assets, shares	2,500,000							2,500,000
Common stock issued for intangible assets, value	2,500				697,500			700,000
Net loss for the period							(196,366)	(196,366)
Ending Balance, amount at Nov. 30, 2011	23,540	5			2,358,845	274,162	(1,938,963)	717,589
Ending Balance, shares at Nov. 30, 2011	23,543,817	5,000						23,548,817
Common stock issued for services, shares	202,162							202,162
Common stock issued for services, value	201				60,466			60,667
Common stock issued for debt, shares	2,127,417							2,127,417
Common stock issued for debt, value	2,124				60,076			62,200
Discount on convertible debt recognized					113,126			113,126
Cancellation of common stock issued, shares	(90,400)							(90,400)
Cancellation of common stock issued, value	(83)				(86,687)			(86,687)
Net loss for the period							(886,289)	(886,289)
Ending Balance, amount at Feb. 29, 2012	25,782,996	5			2,505,826	274,162	(2,825,252)	(19,477)
Ending Balance, shares at Feb. 29, 2012	25,782,996	5,000						25,787,996
Restricted stock award issued to employee, shares	77,000,000							77,000,000
Restricted stock award issued to employee, value	77,000				(77,000)
Restricted stock award issued to consultant, shares	15,000,000							15,000,000
Restricted stock award issued to consultant, value	15,000				(15,000)
Restricted stock award compensation expense					23,306			23,306
Common stock issued for services, shares	3,000,000							3,000,000
Common stock issued for services, value	3,000				88,500			91,500
Common stock issued for debt, shares	74,597,263							74,597,263
Common stock issued for debt, value	74,595				123,815			198,410
Discount on convertible debt recognized					11,806			11,806
Preferred Dividend paid, shares			3,201,397					3,201,397
Preferred Dividend paid, value			3,201		(3,201)
Issuance of NonVoting Convertible Preferred shares				75,000				75,000
Recognition of Beneficial Conversion Feature NonVoting Convertible Preferred shares					32,142			32,142
Stock issued pursuant to Contractual Obligations, shares	4,737,028							4,737,028
Stock issued pursuant to Contractual Obligations, value	4,737				12,983			17,720
Beneficial Conversion Feature Deemed Dividend							(32,142)	(32,142)
Net loss for the period							(378,380)	(378,380)
Ending Balance, amount at May. 31, 2012	$ 200,114	$ 5	$ 3,201		$ 2,703,177	$ 274,162	$ (3,235,774)	$ 19,885
Ending Balance, shares at May. 31, 2012	200,117,287	5,000	3,201,397	75,000				203,398,684